OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 99.1%

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Education -- 2.8%
-----------------------------------------------------------------------
   $    500       Ohio State University General Receipts,   $   555,085
                  5.25%, 12/1/17
-----------------------------------------------------------------------
                                                            $   555,085
-----------------------------------------------------------------------
Electric Utilities -- 3.7%
-----------------------------------------------------------------------
   $    250       Ohio Air Quality Development Authority,   $   260,860
                  Pollution Control Facilities,
                  6.00%, 12/1/13
        200       Ohio Water Development Authority,             200,800
                  Pollution Control Facilities, (Cleveland
                  Electric), 3.40%, 10/1/30
        250       Ohio Water Development Authority,             256,282
                  Pollution Control Facilities, (Cleveland
                  Electric), (AMT), 6.10%, 8/1/20
-----------------------------------------------------------------------
                                                            $   717,942
-----------------------------------------------------------------------
General Obligations -- 11.5%
-----------------------------------------------------------------------
   $    100       Cuyahoga County, Sewer Improvement        $   110,727
                  District, 5.45%, 12/1/15
        500       Hamilton School District,                     620,775
                  6.15%, 12/1/15
        300       Kings County Local School District,           351,051
                  7.60%, 12/1/10
        500       Ohio, 0.00%, 8/1/04                           483,775
        500       Ohio, 0.00%, 8/1/05                           471,965
        250       Ohio, 0.00%, 8/1/08                           208,915
-----------------------------------------------------------------------
                                                            $ 2,247,208
-----------------------------------------------------------------------
Hospital -- 5.5%
-----------------------------------------------------------------------
   $    500       Erie County Hospital Facility,            $   552,030
                  (Firelands Regional Medical Center),
                  5.50%, 8/15/12
        250       Parma, Hospital Improvement, (Parma           260,927
                  Community General Hospital Association),
                  5.25%, 11/1/13
        250       Richland County Hospital Facilities,          268,230
                  (Medcentral Health Systems),
                  6.375%, 11/15/22
-----------------------------------------------------------------------
                                                            $ 1,081,187
-----------------------------------------------------------------------
Housing -- 3.4%
-----------------------------------------------------------------------
   $    290       Cuyahoga County, (Rolling Hills Apts.),   $   152,250
                  (AMT), 8.00%, 1/1/28(1)
        495       Ohio Housing Finance Agency Mortgage,         522,849
                  (AMT), 4.55%, 9/1/11
-----------------------------------------------------------------------
                                                            $   675,099
-----------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Industrial Development Revenue -- 3.3%
-----------------------------------------------------------------------
   $    250       Cuyahoga County, (Rock and Roll Hall of   $   272,865
                  Fame), 5.85%, 12/1/08
        500       Dayton, Special Facilities Revenue,           369,720
                  (Emery Air Freight), 5.625%, 2/1/18
-----------------------------------------------------------------------
                                                            $   642,585
-----------------------------------------------------------------------
Insured-Education -- 3.7%
-----------------------------------------------------------------------
   $    700       Ohio Public Facilities Commission,        $   729,771
                  (Higher Educational Facilities),
                  (AMBAC), 4.30%, 12/1/08
-----------------------------------------------------------------------
                                                            $   729,771
-----------------------------------------------------------------------
Insured-General Obligations -- 26.4%
-----------------------------------------------------------------------
   $    200       Amherst School District, (FGIC),          $   227,128
                  5.00%, 12/1/11
        250       Athens City School District, (FSA),           290,847
                  5.45%, 12/1/10
        265       Clinton Massie Local School District,         190,797
                  (AMBAC), 0.00%, 12/1/11
        265       Clinton Massie Local School District,         210,834
                  (MBIA), 0.00%, 12/1/09
        225       Finneytown Local School District,             274,473
                  (FGIC), 6.15%, 12/1/11
      1,000       Hilliard School District, (FGIC),             617,560
                  0.00%, 12/1/14
        175       Sciota Valley and Ross County School          125,998
                  District, (FGIC), 0.00%, 12/1/11
      1,000       Southwest Licking School Facilities         1,168,850
                  Improvement, (FGIC), 7.10%, 12/1/16
        600       Springfield City School District, Clark       655,572
                  County, (FGIC), 5.00%, 12/1/17
        500       Strongsville City School District,            583,575
                  (MBIA), 5.375%, 12/1/12
        250       West Clermont School District, (AMBAC),       291,465
                  6.90%, 12/1/12(2)
        460       Wyoming, School District, (FGIC),             553,490
                  5.75%, 12/1/17
-----------------------------------------------------------------------
                                                            $ 5,190,589
-----------------------------------------------------------------------
Insured-Hospital -- 5.2%
-----------------------------------------------------------------------
   $    400       Akron, Bath and Copley Township,          $   447,356
                  Hospital District, (Childrens Hospital
                  Center), (FSA), 5.25%, 11/15/15
        500       Cuyahoga County, (Metrohealth System),        580,400
                  (MBIA), 5.50%, 2/15/12
-----------------------------------------------------------------------
                                                            $ 1,027,756
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------
Insured-Industrial Development Revenue -- 3.1%
-----------------------------------------------------------------------
   $    500       Akron Economic Development, (MBIA),       $   609,750
                  6.00%, 12/1/12
-----------------------------------------------------------------------
                                                            $   609,750
-----------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 3.0%
-----------------------------------------------------------------------
   $    500       Ohio Building Authority, (FSA),           $   586,135
                  5.50%, 10/1/11
-----------------------------------------------------------------------
                                                            $   586,135
-----------------------------------------------------------------------
Insured-Transportation -- 6.1%
-----------------------------------------------------------------------
   $    300       Cleveland Airport System, (FSA),          $   332,130
                  5.25%, 1/1/14
        750       Ohio Turnpike Commission, (FGIC),             873,990
                  5.50%, 2/15/18
-----------------------------------------------------------------------
                                                            $ 1,206,120
-----------------------------------------------------------------------
Insured-Water and Sewer -- 2.7%
-----------------------------------------------------------------------
   $    475       Cleveland Waterworks, (FSA),              $   533,074
                  5.375%, 1/1/16
-----------------------------------------------------------------------
                                                            $   533,074
-----------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 5.5%
-----------------------------------------------------------------------
   $    750       Ohio Parks and Recreational Capital       $   871,778
                  Facilities, 5.50%, 6/1/14
        200       Union County, (Pleasant Valley Joint          209,550
                  Fire District), 6.125%, 12/1/19
-----------------------------------------------------------------------
                                                            $ 1,081,328
-----------------------------------------------------------------------
Nursing Home -- 4.0%
-----------------------------------------------------------------------
   $    600       Cuyahoga County HFA, (Benjamin Rose       $   561,378
                  Institute), 5.50%, 12/1/17
         50       Fairfield EDA, (Beverly Enterprises),          50,324
                  8.50%, 1/1/03
        200       Ohio HFA, Retirement Rental Housing,          175,700
                  (Encore Retirement Partners),
                  6.75%, 3/1/19
-----------------------------------------------------------------------
                                                            $   787,402
-----------------------------------------------------------------------
Pooled Loans -- 4.2%
-----------------------------------------------------------------------
   $    445       Ohio Economic Development Commission,     $   462,186
                  (ABS Industries), (AMT), 6.00%, 6/1/04
        200       Toledo Lucas County Port Authority,           216,760
                  (Northwest Ohio Bond Fund), (Alex
                  Products), (AMT), 6.125%, 11/15/09
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
-----------------------------------------------------------------------

Pooled Loans (continued)
-----------------------------------------------------------------------
   $    150       Toledo Lucas County Port Authority,       $   141,273
                  (Northwest Ohio Bond Fund), (Superior),
                  5.10%, 5/15/12
-----------------------------------------------------------------------
                                                            $   820,219
-----------------------------------------------------------------------
Senior Living / Life Care -- 1.2%
-----------------------------------------------------------------------
   $    250       Summit County Healthcare Facilities       $   224,385
                  Revenue, (Village at Saint Edward),
                  5.75%, 12/1/25
-----------------------------------------------------------------------
                                                            $   224,385
-----------------------------------------------------------------------
Special Tax Revenue -- 0.8%
-----------------------------------------------------------------------
   $    151       Columbus Special Assessment,              $   153,826
                  6.05%, 9/15/05
-----------------------------------------------------------------------
                                                            $   153,826
-----------------------------------------------------------------------
Water and Sewer -- 3.0%
-----------------------------------------------------------------------
   $    500       Ohio Water Development Authority,         $   584,690
                  (Drinking Water), 5.50%, 12/1/14
-----------------------------------------------------------------------
                                                            $   584,690
-----------------------------------------------------------------------
Total Tax-Exempt Investments -- 99.1%
   (identified cost $18,177,301)                            $19,454,151
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.9%                      $   183,755
-----------------------------------------------------------------------
Net Assets-- 100.0%                                         $19,637,906
-----------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2002, 50.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 6.2% to 23.1% of total investments.

 (1)  Non-income producing security.
 (2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2002

                                   CALIFORNIA           FLORIDA         MASSACHUSETTS
                                LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
---------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------
Investments --
   Identified cost                 $22,304,723        $49,442,657        $53,079,241
   Unrealized appreciation           2,207,219          3,384,822          3,672,627
---------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $24,511,942        $52,827,479        $56,751,868
---------------------------------------------------------------------------------------
Cash                               $   458,811        $        --        $    34,762
Receivable for investments
   sold                                     --          3,087,847             50,000
Interest receivable                    283,129            886,268            737,354
Prepaid expenses                            62                113                114
---------------------------------------------------------------------------------------
TOTAL ASSETS                       $25,253,944        $56,801,707        $57,574,098
---------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------
Payable for investments
   purchased                       $        --        $ 1,707,852        $        --
Payable for daily variation
   margin on open financial
   futures contracts                     5,312             10,094             15,938
Demand note payable                         --            100,000                 --
Payable for when-issued
   securities                               --          2,081,070                 --
Due to bank                                 --             72,270                 --
Accrued expenses                        12,163             13,572             14,111
---------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $    17,475        $ 3,984,858        $    30,049
---------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                       $25,236,469        $52,816,849        $57,544,049
---------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                     $23,083,685        $49,535,453        $53,987,292
Net unrealized appreciation
   (computed on the basis of
   identified cost)                  2,152,784          3,281,396          3,556,757
---------------------------------------------------------------------------------------
TOTAL                              $25,236,469        $52,816,849        $57,544,049
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2002

                                   NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
                                LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                 $39,212,917        $74,929,519        $18,177,301        $42,571,860
   Unrealized appreciation           2,925,441          5,207,831          1,276,850          2,944,607
----------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $42,138,358        $80,137,350        $19,454,151        $45,516,467
----------------------------------------------------------------------------------------------------------
Cash                               $    35,372        $    17,778        $   144,885        $ 1,037,172
Receivable for investments
   sold                                 70,000                 --                 --             70,000
Interest receivable                    595,207          1,179,265            258,563            569,390
Prepaid expenses                           102                169                 48                116
----------------------------------------------------------------------------------------------------------
TOTAL ASSETS                       $42,839,039        $81,334,562        $19,857,647        $47,193,145
----------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------
Payable for investments
   purchased                       $        --        $        --        $   200,000        $        --
Payable for daily variation
   margin on open financial
   futures contracts                    14,875             11,688              7,437             14,344
Demand note payable                    100,000                 --                 --                 --
Accrued expenses                        14,211             15,122             12,304             14,357
----------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $   129,086        $    26,810        $   219,741        $    28,701
----------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST IN
   PORTFOLIO                       $42,709,953        $81,307,752        $19,637,906        $47,164,444
----------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                     $39,889,371        $76,207,928        $18,431,577        $44,366,811
Net unrealized appreciation
   (computed on the basis of
   identified cost)                  2,820,582          5,099,824          1,206,329          2,797,633
----------------------------------------------------------------------------------------------------------
TOTAL                              $42,709,953        $81,307,752        $19,637,906        $47,164,444
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002

                                   CALIFORNIA           FLORIDA         MASSACHUSETTS
                                LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
---------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------
Interest                           $  586,026         $1,160,393         $1,224,365
---------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME            $  586,026         $1,160,393         $1,224,365
---------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------
Investment adviser fee             $   52,422         $  103,916         $  109,764
Trustees fees and expenses                101              1,020              1,021
Legal and accounting services          11,795             10,530             10,586
Custodian fee                          13,481             17,920             19,755
Miscellaneous                           3,906              4,137              5,602
---------------------------------------------------------------------------------------
TOTAL EXPENSES                     $   81,705         $  137,523         $  146,728
---------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee      $    1,966         $    9,706         $    5,459
---------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS           $    1,966         $    9,706         $    5,459
---------------------------------------------------------------------------------------

NET EXPENSES                       $   79,739         $  127,817         $  141,269
---------------------------------------------------------------------------------------

NET INVESTMENT INCOME              $  506,287         $1,032,576         $1,083,096
---------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)      $   58,426         $   81,430         $    4,001
   Financial futures contracts       (145,738)          (149,367)          (451,637)
---------------------------------------------------------------------------------------
NET REALIZED LOSS                  $  (87,312)        $  (67,937)        $ (447,636)
---------------------------------------------------------------------------------------
Change in unrealized
   appreciation (depreciation)
   --
   Investments (identified
      cost basis)                  $1,672,133         $2,634,484         $3,347,652
   Financial futures contracts        (72,420)          (201,420)          (114,975)
---------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)     $1,599,713         $2,433,064         $3,232,677
---------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN                            $1,512,401         $2,365,127         $2,785,041
---------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                 $2,018,688         $3,397,703         $3,868,137
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002

                                         NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
                                      LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------
Interest                                 $1,043,303         $1,631,243         $  465,110         $1,114,089
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                  $1,043,303         $1,631,243         $  465,110         $1,114,089
----------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------
Investment adviser fee                   $   91,271         $  146,253         $   42,017         $   97,215
Trustees fees and expenses                    1,021              3,825                101              1,020
Legal and accounting services                10,979             11,673              9,935             12,579
Custodian fee                                16,932             23,010             12,336             18,270
Miscellaneous                                 5,032              4,985              3,785              4,218
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                           $  125,235         $  189,746         $   68,174         $  133,302
----------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee            $       --         $    7,141         $    1,693         $    4,726
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                 $       --         $    7,141         $    1,693         $    4,726
----------------------------------------------------------------------------------------------------------------

NET EXPENSES                             $  125,235         $  182,605         $   66,481         $  128,576
----------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                    $  918,068         $1,448,638         $  398,629         $  985,513
----------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)            $   27,504         $ (139,815)        $   (8,203)        $      920
   Financial futures contracts             (408,518)          (250,889)          (179,401)          (303,600)
----------------------------------------------------------------------------------------------------------------
NET REALIZED LOSS                        $ (381,014)        $ (390,704)        $ (187,604)        $ (302,680)
----------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                             $2,228,000         $4,014,544         $1,248,312         $2,621,595
   Financial futures contracts             (102,929)          (108,170)           (69,689)          (194,887)
----------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)           $2,125,071         $3,906,374         $1,178,623         $2,426,708
----------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN         $1,744,057         $3,515,670         $  991,019         $2,124,028
----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $2,662,125         $4,964,308         $1,389,648         $3,109,541
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002

                                         CALIFORNIA           FLORIDA         MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS     LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
---------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $   506,287        $ 1,032,576        $ 1,083,096
   Net realized loss                         (87,312)           (67,937)          (447,636)
   Net change in unrealized
      appreciation (depreciation)          1,599,713          2,433,064          3,232,677
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $ 2,018,688        $ 3,397,703        $ 3,868,137
---------------------------------------------------------------------------------------------
Capital transactions --
Contributions                            $ 3,691,499        $11,681,663        $15,630,326
Withdrawals                               (2,932,908)        (2,909,642)        (5,413,008)
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                  $   758,591        $ 8,772,021        $10,217,318
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS               $ 2,777,279        $12,169,724        $14,085,455
---------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------
At beginning of period                   $22,459,190        $40,647,125        $43,458,594
---------------------------------------------------------------------------------------------
AT END OF PERIOD                         $25,236,469        $52,816,849        $57,544,049
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002

                                         NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS     LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $   918,068        $ 1,448,638        $   398,629        $   985,513
   Net realized loss                        (381,014)          (390,704)          (187,604)          (302,680)
   Net change in unrealized
      appreciation (depreciation)          2,125,071          3,906,374          1,178,623          2,426,708
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $ 2,662,125        $ 4,964,308        $ 1,389,648        $ 3,109,541
----------------------------------------------------------------------------------------------------------------
Capital transactions --
Contributions                            $ 5,591,505        $24,571,639        $ 1,385,270        $ 8,693,374
Withdrawals                               (3,619,970)        (4,847,653)        (1,043,796)        (4,477,294)
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                  $ 1,971,535        $19,723,986        $   341,474        $ 4,216,080
----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS               $ 4,633,660        $24,688,294        $ 1,731,122        $ 7,325,621
----------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------
At beginning of period                   $38,076,293        $56,619,458        $17,906,784        $39,838,823
----------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                         $42,709,953        $81,307,752        $19,637,906        $47,164,444
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2002

                                         CALIFORNIA           FLORIDA         MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS     LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
---------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $   991,655        $ 1,835,059        $ 1,876,729
   Net realized gain                          26,643             97,348             59,661
   Net change in unrealized
      appreciation (depreciation)           (404,987)          (426,067)          (628,572)
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $   613,311        $ 1,506,340        $ 1,307,818
---------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $ 4,263,454        $10,495,904        $ 9,850,187
   Withdrawals                            (3,930,572)       (10,806,851)        (5,313,457)
---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS      $   332,882        $  (310,947)       $ 4,536,730
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS               $   946,193        $ 1,195,393        $ 5,844,548
---------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------
At beginning of year                     $21,512,997        $39,451,732        $37,614,046
---------------------------------------------------------------------------------------------
AT END OF YEAR                           $22,459,190        $40,647,125        $43,458,594
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2002

                                        NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
  INCREASE (DECREASE) IN NET ASSETS  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
  -------------------------------------------------------------------------------------------------------------
  From operations --
     Net investment income             $  1,715,656       $  2,520,164        $   772,386        $ 1,768,721
     Net realized gain (loss)               210,977            230,873            (72,046)           (45,590)
     Net change in unrealized
        appreciation (depreciation)        (820,474)        (1,189,971)          (195,816)          (478,493)
  -------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                        $  1,106,159       $  1,561,066        $   504,524        $ 1,244,638
  -------------------------------------------------------------------------------------------------------------
  Capital transactions --
     Contributions                     $  8,907,629       $ 15,410,614        $ 4,008,570        $ 8,864,609
     Withdrawals                         (5,274,789)       (10,922,706)        (3,393,949)        (5,852,197)
  -------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     CAPITAL TRANSACTIONS              $  3,632,840       $  4,487,908        $   614,621        $ 3,012,412
  -------------------------------------------------------------------------------------------------------------

  NET INCREASE IN NET ASSETS           $  4,738,999       $  6,048,974        $ 1,119,145        $ 4,257,050
  -------------------------------------------------------------------------------------------------------------

  Net Assets
  -------------------------------------------------------------------------------------------------------------
  At beginning of year                 $ 33,337,294       $ 50,570,484        $16,787,639        $35,581,773
  -------------------------------------------------------------------------------------------------------------
  AT END OF YEAR                       $ 38,076,293       $ 56,619,458        $17,906,784        $39,838,823
  -------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                            CALIFORNIA LIMITED PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    -----------------------------------------------------------
                                  (UNAUDITED)             2002(1)        2001        2000        1999        1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.70%(2)           0.65%        0.67%       0.66%       0.62%       0.61%
   Expenses after custodian
      fee reduction                       0.68%(2)           0.63%        0.64%       0.66%       0.61%       0.59%
   Net investment income                  4.31%(2)           4.56%        4.77%       4.84%       4.67%       4.86%
Portfolio Turnover                           5%                 9%           8%         13%         29%         40%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           8.94%              3.04%          --          --          --          --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $25,236            $22,459      $21,513     $22,604     $28,678     $34,297
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.54% to 4.56%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                              FLORIDA LIMITED PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    -----------------------------------------------------------
                                  (UNAUDITED)             2002(1)        2001        2000        1999        1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.59%(2)           0.60%        0.61%       0.62%       0.59%       0.58%
   Expenses after custodian
      fee reduction                       0.55%(2)           0.57%        0.59%       0.59%       0.57%       0.55%
   Net investment income                  4.43%(2)           4.74%        4.89%       4.87%       4.68%       4.90%
Portfolio Turnover                           8%                15%           7%         16%         16%         38%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           7.51%              4.06%          --          --          --          --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $52,817            $40,647      $39,452     $45,023     $59,948     $72,241
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.73% to 4.74%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                           MASSACHUSETTS LIMITED PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    -----------------------------------------------------------
                                  (UNAUDITED)             2002(1)        2001        2000        1999        1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.59%(2)           0.59%        0.62%       0.61%       0.60%       0.60%
   Expenses after custodian
      fee reduction                       0.57%(2)           0.56%        0.59%       0.58%       0.57%       0.56%
   Net investment income                  4.40%(2)           4.70%        5.01%       4.92%       4.67%       4.90%
Portfolio Turnover                           8%                 8%           8%         15%         19%         46%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           8.21%              3.53%          --          --          --          --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $57,544            $43,459      $37,614     $44,189     $51,543     $56,583
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.69% to 4.70%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                            NEW JERSEY LIMITED PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    -----------------------------------------------------------
                                  (UNAUDITED)             2002(1)        2001        2000        1999        1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.62%(2)           0.62%        0.63%       0.63%       0.62%       0.62%
   Expenses after custodian
      fee reduction                       0.62%(2)           0.60%        0.61%       0.60%       0.62%       0.61%
   Net investment income                  4.54%(2)           4.80%        5.06%       5.01%       4.78%       4.91%
Portfolio Turnover                          15%                17%          11%         15%         13%         21%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           6.90%              3.16%          --          --          --          --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $42,710            $38,076      $33,337     $35,121     $39,781     $45,540
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.79% to 4.80%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                             NEW YORK LIMITED PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    -----------------------------------------------------------
                                  (UNAUDITED)             2002(1)        2001        2000        1999        1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.58%(2)           0.58%        0.60%       0.61%       0.59%       0.61%
   Expenses after custodian
      fee reduction                       0.56%(2)           0.55%        0.58%       0.58%       0.59%       0.59%
   Net investment income                  4.41%(2)           4.70%        4.90%       4.95%       4.74%       4.81%
Portfolio Turnover                          10%                11%          10%         18%         17%         53%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           7.85%              3.01%          --          --          --          --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $81,308            $56,619      $50,570     $51,675     $65,873     $74,691
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.69% to 4.70%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                               OHIO LIMITED PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    -----------------------------------------------------------
                                  (UNAUDITED)             2002(1)        2001        2000        1999        1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.72%(2)           0.70%        0.78%       0.69%       0.67%       0.64%
   Expenses after custodian
      fee reduction                       0.70%(2)           0.67%        0.74%       0.66%       0.64%       0.64%
   Net investment income                  4.22%(2)           4.47%        4.91%       5.00%       4.85%       5.05%
Portfolio Turnover                          10%                19%          17%         13%         19%         29%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           7.69%              3.08%          --          --          --          --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $19,638            $17,907      $16,788     $19,005     $22,801     $24,216
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 on the ratio of net investment income to average net assets was less than 0.01%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                           PENNSYLVANIA LIMITED PORTFOLIO
                                  ---------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                         YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2002    -----------------------------------------------------------
                                  (UNAUDITED)             2002(1)        2001        2000        1999        1998
-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.62%(2)           0.61%        0.64%       0.63%       0.62%       0.60%
   Expenses after custodian
      fee reduction                       0.60%(2)           0.56%        0.61%       0.61%       0.60%       0.58%
   Net investment income                  4.58%(2)           4.75%        5.04%       5.03%       4.83%       5.03%
Portfolio Turnover                           2%                20%           6%         11%         16%         36%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           7.48%              3.56%          --          --          --          --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $47,164            $39,839      $35,582     $38,635     $50,771     $57,708
-------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 4.74% to 4.75%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   California Limited Maturity Municipals Portfolio (California Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio) and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively, the Portfolios, are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrual, adjusted for amortization of premium or discount.

 C Federal Taxes -- The Portfolios are treated as partnerships for federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sale transaction, a Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade-date basis.

 J Interim Financial Statements -- The interim financial statements relating to
   September 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 2002, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -------------------------------------------------------------------
    California Limited Portfolio              $ 52,442            0.45%
    Florida Limited Portfolio                  103,916            0.45%
    Massachusetts Limited Portfolio            109,764            0.45%
    New Jersey Limited Portfolio                91,271            0.45%
    New York Limited Portfolio                 146,253            0.45%
    Ohio Limited Portfolio                      42,017            0.45%
    Pennsylvania Limited Portfolio              97,215            0.45%

 *    As a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2002, no significant amounts have been deferred.

   Certain of the officers and one Trustee of the Portfolios are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended September 30, 2002 were as follows:

    CALIFORNIA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 1,798,349
    Sales                                       1,205,585

    FLORIDA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $14,113,732
    Sales                                       3,511,285

    MASSACHUSETTS LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $15,146,709
    Sales                                       3,951,964

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    NEW JERSEY LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 8,030,018
    Sales                                       6,088,428
    NEW YORK LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $26,455,647
    Sales                                       6,580,070

    OHIO LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 2,815,272
    Sales                                       1,804,250

    PENNSYLVANIA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 4,886,320
    Sales                                         815,000

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at September 30, 2002, as computed on a federal income tax basis, are as follows:

    CALIFORNIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $22,286,356
    -----------------------------------------------------
    Gross unrealized appreciation             $ 2,264,333
    Gross unrealized depreciation                 (38,747)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 2,225,586
    -----------------------------------------------------
    FLORIDA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $49,430,636
    -----------------------------------------------------
    Gross unrealized appreciation             $ 3,688,603
    Gross unrealized depreciation                (291,760)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 3,396,843
    -----------------------------------------------------

    MASSACHUSETTS LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $53,051,659
    -----------------------------------------------------
    Gross unrealized appreciation             $ 3,935,901
    Gross unrealized depreciation                (235,692)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 3,700,209
    -----------------------------------------------------

    NEW JERSEY LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $39,194,127
    -----------------------------------------------------
    Gross unrealized appreciation             $ 3,388,843
    Gross unrealized depreciation                (444,612)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 2,944,231
    -----------------------------------------------------

    NEW YORK LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $74,880,112
    -----------------------------------------------------
    Gross unrealized appreciation             $ 5,953,275
    Gross unrealized depreciation                (696,037)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 5,257,238
    -----------------------------------------------------

    OHIO LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $18,191,357
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,631,186
    Gross unrealized depreciation                (368,392)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,262,794
    -----------------------------------------------------

    PENNSYLVANIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $42,542,611
    -----------------------------------------------------
    Gross unrealized appreciation             $ 3,393,690
    Gross unrealized depreciation                (419,834)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 2,973,856
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At
   September 30, 2002 the Florida Limited Portfolio and New Jersey Limited

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Portfolio had balances outstanding pursuant to this line of credit of $100,000. The Portfolios did not have any significant borrowings or allocated fees during the six months ended September 30, 2002.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   A summary of obligations under these financial instruments at September 30, 2002, is as follows:

                                           FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                    EXPIRATION                                        NET UNREALIZED
    PORTFOLIO                       DATE        CONTRACTS                 POSITION     DEPRECIATION
    ------------------------------------------------------------------------------------------------
    California                      12/02       10 U.S. Treasury Bond     Short         $ (54,435)
    Florida                         12/02       19 U.S. Treasury Bond     Short         $(103,426)
    Massachusetts                   12/02       30 U.S. Treasury Bond     Short         $(115,870)
    New Jersey                      12/02       28 U.S. Treasury Bond     Short         $(104,859)
    New York                        12/02       22 U.S. Treasury Bond     Short         $(108,007)
    Ohio                            12/02       14 U.S. Treasury Bond     Short         $ (70,521)
    Pennsylvania                    12/02       27 U.S. Treasury Bond     Short         $(146,974)

   At September 30, 2002, the Portfolios had sufficient cash and/or securities to cover margin requirements on open future contracts.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2002

INVESTMENT MANAGEMENT

LIMITED MATURITY MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

William H. Ahern, Jr.
Vice President and Portfolio Manager of
Massachusetts, New Jersey, New York,
and Ohio Limited Maturity Municipals
Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager of
California, Florida, and Pennsylvania
Limited Maturity Municipals Portfolios

William J. Austin, Jr.
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director, Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant